SEGMENT AND GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2018
Disclosure of operating segments [abstract]
SEGMENT AND GEOGRAPHIC INFORMATION	NOTE 11 – SEGMENT AND GEOGRAPHIC INFORMATION
Reportable segments
The Company is organized in five operating and reportable segments, which are components engaged in business activities from which they may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the Company), for which discrete financial information is available and whose operating results are evaluated regularly by the chief operating decision maker “CODM” to make decisions about resources to be allocated to the segment and assess its performance. The Company's CODM is the CEO Office - comprising the Chairman and CEO, Mr. Lakshmi N. Mittal and the President, ArcelorMittal, CFO of ArcelorMittal and CEO of ArcelorMittal Europe, Mr. Aditya Mittal.
These operating segments include the attributable goodwill, intangible assets, property, plant and equipment, and equity method investments. They do not include cash and short-term deposits, short-term investments, tax assets and other current financial assets. Attributable liabilities are also those resulting from the normal activities of the segment, excluding tax liabilities and indebtedness but including post retirement obligations where directly attributable to the segment. The treasury function is managed centrally for the Company and is not directly attributable to individual operating segments or geographical areas.
ArcelorMittal’s segments are structured as follows:

•
NAFTA represents the flat, long and tubular facilities of the Company located in North America (Canada, United States and Mexico). NAFTA produces flat products such as slabs, hot-rolled coil, cold-rolled coil, coated steel and plate. These products are sold primarily to customers in the following sectors: automotive, energy, construction, packaging and appliances and via distributors or processors. NAFTA also produces long products such as wire rod, sections, rebar, billets, blooms and wire drawing, and tubular products;

•
Brazil includes the flat operations of Brazil and the long and tubular operations of Brazil and neighboring countries including Argentina, Costa Rica and Venezuela. Flat products include slabs, hot-rolled coil, cold-rolled coil and coated steel. Long products consist of wire rod, sections, bar and rebar, billets, blooms and wire drawing;

•
Europe is the largest flat steel producer in Europe, with operations that range from Spain in the west to Romania in the east, and covering the flat carbon steel product portfolio in all major countries and markets. Europe produces hot-rolled coil, cold-rolled coil, coated products, tinplate, plate and slab. These products are sold primarily to customers in the automotive, general and packaging sectors. Europe also produces long products consisting of sections, wire rod, rebar, billets, blooms and wire drawing, and tubular products. In addition, it includes Downstream Solutions, primarily an in-house trading and distribution arm of ArcelorMittal. Downstream Solutions also provides value-added and customized steel solutions through further steel processing to meet specific customer requirements;

•	ACIS produces a combination of flat, long and tubular products. Its facilities are located in Africa and the Commonwealth of Independent States; and

•
Mining comprises all mines owned by ArcelorMittal in the Americas (Canada, United States, Mexico and Brazil), Asia (Kazakhstan), Europe (Ukraine and Bosnia & Herzegovina) and Africa (Liberia). It provides the Company's steel operations with high quality and low-cost iron ore and coal reserves and also sells limited amounts of mineral products to third parties.

The following table summarizes certain financial data relating to ArcelorMittal’s operations in its different reportable segments:

	NAFTA	Brazil	Europe	ACIS	Mining	Others*	Elimination	Total
Six months ended June 30, 2017
Sales to external customers	9,040	3,045	17,192	3,472	548	33	—	33,330
Intersegment sales**	25	399	210	169	1,497	173	(2,473)	—
Operating income (loss)	774	303	1,288	167	594	(134)	(26)	2,966
Depreciation and amortization	256	144	563	152	205	11	—	1,331
Impairment	—	—	—	46	—	—	—	46
Capital expenditures	187	112	500	148	184	17	(2)	1,146
Six months ended June 30, 2018
Sales to external customers	10,057	3,553	21,056	3,944	525	49	—	39,184
Intersegment sales**	51	626	112	265	1,564	132	(2,750)	—
Operating income (loss)	968	584	1,433	602	440	(120)	23	3,930
Depreciation and amortization	263	143	610	158	214	35	—	1,423
Impairment	—	86	—	—	—	—	—	86
Capital expenditures	270	83	539	234	226	16	—	1,368

*    Others include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
**    Transactions between segments are reported on the same basis of accounting as transactions with third parties except for certain mining products shipped internally and reported on a cost plus basis.
The reconciliation from operating income to net income is as follows:

	Six months ended June 30,
	2018	2017
Operating income	3,930	2,966
Income from investments in associates, joint ventures and other investments	242	206
Financing costs - net	(887)	(353)
Income before taxes	3,285	2,819
Income tax expense	(184)	(480)
Net income (including non-controlling interests)	3,101	2,339

Geographical segmentation
Sales (by destination)

	Six months ended June 30,
	2018	2017
Americas
United States	8,052	7,277
Brazil	2,388	1,889
Canada	1,707	1,520
Mexico	1,059	1,089
Argentina	580	559
Others Americas	648	465
Total Americas	14,434	12,799

Europe
Germany	3,527	2,828
France	2,399	2,076
Poland	2,387	1,758
Spain	2,343	1,798
Italy	1,675	1,371
Turkey	941	825
Czech Republic	935	720
United Kingdom	756	670
Belgium	673	521
Russia	656	637
Netherlands	614	569
Romania	354	300
Others Europe	2,954	2,353
Total Europe	20,214	16,426

Asia & Africa
South Africa	1,555	1,256
Morocco	334	278
Egypt	104	85
Rest of Africa	549	493
China	311	329
Kazakhstan	275	182
South Korea	173	157
India	54	95
Rest of Asia	1,181	1,230
Total Asia & Africa	4,536	4,105

Total	39,184	33,330

The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Others include mainly non-steel sales, manufactured and specialty steel products, and services.
Product segmentation
Sales (by products)

	Six months ended June 30,
	2018	2017
Flat products	24,136	21,360
Long products	8,160	6,274
Tubular products	1,104	873
Mining products	525	548
Others	5,259	4,275
Total	39,184	33,330

Disaggregated revenue
The tables below summarize the disaggregated revenue recognized from contracts with customers for the six months ended June 30, 2018 and 2017, respectively:

Six months ended June 30, 2018	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	9,684	3,336	19,204	3,561	—	—	35,785
Non-steel sales	70	23	412	104	508	—	1,117
By-product sales	61	50	485	99	—	—	695
Other sales	242	144	955	180	17	49	1,587
Total	10,057	3,553	21,056	3,944	525	49	39,184

Six months ended June 30, 2017	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	8,714	2,850	15,716	3,164	—	—	30,444
Non-steel sales	44	27	313	90	533	—	1,007
By-product sales	49	40	346	69	—	—	504
Other sales	233	128	817	149	15	33	1,375
Total	9,040	3,045	17,192	3,472	548	33	33,330

The non-steel sales are mainly comprised of the sale of iron ore, coal and scrap.